Convertible Note (Details Narrative)			1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 09, 2026 USD ($)	Dec. 05, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) BTC $ / shares	Jun. 30, 2026 USD ($) BTC $ / shares shares	Dec. 31, 2025 USD ($)	Jun. 16, 2025 USD ($)
Short-Term Debt [Line Items]
Implied cost of debt						9.00%
Conversion of shares | shares		76.9			76.9
Conversion of shares, value		$ 1,000,000
Conversion price | $ / shares		$ 13.00		$ 13.00	$ 13.00
Interest rate		0.00%		0.00%	0.00%
Maturity term		36 months			36 months
Cash purchase price						$ 227,950,000
Convertible notes payable		$ 235,000,000				2,278,940
Gain on extinguishment of debt					$ 5,933,000
Cash and cash equivalents				15,300,000	15,300,000	25,002,553
Crypto asset fair value				313,378,000	313,378,000	441,791,316
Fair value of derivative liability						$ 400,000
Realized loss					900,000
Derivative securities liabilities				$ 0	$ 0
Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount	$ 135,400,000
Cash purchase price	119,200,000
Convertible notes payable	$ 99,600,000
Bitcoin [Member]
Short-Term Debt [Line Items]
[custom:CryptoAssetNumberOfUnrestrictedUnit-0]				5,355	5,355	5,000.47
Crypto asset fair value				$ 313,378,000	$ 313,378,000	$ 441,791,316
Bitcoin [Member] | Anchorage Digital Bank [Member]
Short-Term Debt [Line Items]
Crypto asset number of units | BTC				3,515	3,515
Crypto asset number of units in collateral | BTC				3,404	3,404
Convertible Notes due 2028 [Member]
Short-Term Debt [Line Items]
Convertible notes due				$ 92,100,000	$ 92,100,000	$ 225,700,000
Implied cost of debt				8.72%	8.72%	8.72%